PIA MBS BOND FUND
Schedule of Investments - February 28, 2021 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	97.0%
	Commercial Mortgage-Backed Securities	3.7%
	CF Hippolyta LLC
$1,431,568	1.69%, due 7/15/60, Series 2020-1, Class A (b)		$1,442,767
	Cold Storage Trust
1,474,486	1.01% (1 Month LIBOR USD + 0.900%), due 11/15/37, Series 2020-ICE5, Class A (b) (e)		1,479,637
			2,922,404
	U.S. Government Securities	93.3%
	FHLMC Pool
474,760	2.50%, due 12/1/31, #G18622		496,381
98,915	5.00%, due 10/1/38, #G04832		115,069
374,377	3.50%, due 5/1/42, #G08491		406,247
278,843	3.00%, due 8/1/43, #G08540		297,827
198,551	3.00%, due 8/1/43, #Q20559		211,778
607,163	4.00%, due 8/1/44, #G08601		666,218
463,774	3.00%, due 3/1/45, #G08631		488,524
706,597	3.00%, due 5/1/45, #G08640		746,893
471,922	3.00%, due 5/1/45, #Q33337		497,126
576,094	3.00%, due 1/1/47, #G08741		611,195
328,677	3.00%, due 1/1/47, #Q45636		347,607
263,456	4.50%, due 3/1/47, #G08754		290,175
319,499	3.50%, due 4/1/48, #Q55213		340,925
192,556	4.50%, due 5/1/48, #G08820		210,210
194,718	3.50%, due 9/1/48, #G08835		206,703
181,117	4.00%, due 2/1/49, #ZT1710		194,291
445,780	3.00%, due 4/1/49, #ZN5108		466,682
316,963	3.50%, due 7/1/49, #QA1057		335,438
316,674	3.50%, due 7/1/49, #SD8001		335,268
436,822	3.00%, due 10/1/49, #SD8016		456,661
	FNMA Pool
125,086	4.00%, due 5/1/26, #AH8174		133,193
600,726	2.50%, due 10/1/31, #BC9305		627,914
461,495	2.50%, due 11/1/31, #BD9466		482,381
136,481	3.50%, due 5/1/33, #BK5720		146,192
185,022	3.50%, due 5/1/33, #MA3364		198,220
365,140	4.00%, due 12/1/39, #AE0215		402,444
590,942	3.50%, due 7/1/43, #AB9774		640,911
704,259	3.00%, due 8/1/43, #AU3363		751,203
267,057	4.00%, due 9/1/44, #AS3392		294,471
171,928	3.00%, due 4/1/45, #AS4774		181,093
304,445	3.50%, due 4/1/45, #AY3376		328,035
113,986	3.00%, due 6/1/45, #AZ0171		120,057
875,623	3.00%, due 6/1/45, #AZ0504		926,180
75,040	3.00%, due 6/1/45, #AZ2754		78,580
282,090	3.50%, due 8/1/45, #AS5699		302,909
140,306	3.50%, due 9/1/45, #AS5722		150,645
439,888	3.00%, due 10/1/45, #AZ6877		466,637
881,483	3.50%, due 12/1/45, #BA2275		951,210
545,837	3.50%, due 12/1/45, #MA2471		588,361
332,122	3.50%, due 3/1/46, #MA2549		357,513
739,411	3.00%, due 7/1/46, #MA2670		784,665
433,261	3.00%, due 9/1/46, #AS7904		456,988
142,635	3.00%, due 4/1/47, #AS9448		150,507
273,754	3.00%, due 5/1/47, #AS9562		288,843
176,233	3.50%, due 8/1/47, #MA3087		187,639
346,690	3.50%, due 9/1/47, #MA3120		369,239
131,745	4.50%, due 11/1/47, #BJ1795		144,046
603,522	3.50%, due 3/1/48, #MA3305		642,273
585,723	4.50%, due 5/1/48, #BM4135		642,255
290,082	4.00%, due 6/1/48, #MA3384		312,612
376,829	4.00%, due 7/1/48, #MA3415		404,849
258,742	4.00%, due 8/1/48, #BK5416		277,974
256,152	4.00%, due 10/1/48, #MA3495		274,963
310,110	4.50%, due 10/1/48, #MA3496		337,747
306,704	4.50%, due 11/1/48, #MA3522		337,199
210,410	4.00%, due 1/1/49, #BN3956		225,989
216,023	3.50%, due 2/1/49, #BM5485		228,757
197,954	4.00%, due 2/1/49, #MA3592		212,395
319,716	3.00%, due 4/1/49, #BN6240		334,753
196,929	3.00%, due 4/1/49, #BN6248		206,270
374,602	3.00%, due 5/1/49, #MA3670		392,159
270,928	3.50%, due 5/1/49, #MA3663		287,050
276,033	3.50%, due 6/1/49, #FM1028		292,122
274,822	3.50%, due 6/1/49, #MA3686		291,160
	FNMA TBA
13,700,000	2.50%, due 3/15/47 (d)		14,154,883
11,000,000	2.00%, due 5/25/50 (d)		11,066,172
2,000,000	2.00%, due 9/25/50 (d)		2,007,695

	GNMA Pool
302,549	5.00%, due 9/15/39, #726311		355,294
228,244	4.00%, due 6/15/45, #AM8608		249,139
172,899	4.00%, due 2/15/46, #AR3772		189,393
203,594	4.00%, due 10/15/46, #AQ0545		220,588
136,590	4.00%, due 12/15/46, #AQ0562		148,566
976,332	3.00%, due 5/15/47, #AW1730		1,093,454
440,615	3.00%, due 8/15/47, #AZ5554		493,607
533,570	3.50%, due 11/15/47, #BD4824		564,689
298,885	4.00%, due 11/15/47, #BB3817		320,396
431,648	3.50%, due 4/20/49, #MA5875		456,850
643,656	3.50%, due 7/20/49 #MA6039		681,150
417,212	3.00%, due 8/20/49, #MA6089		434,439
1,077,532	3.00%, due 9/20/49, #MA6153		1,121,962
1,101,455	3.00%, due 12/20/49 #MA6338		1,146,901
	GNMA TBA
9,500,000	2.50%, due 3/20/50 (d)		9,833,242
4,000,000	2.00%, due 4/20/50 (d)		4,049,688
			72,519,929
	Total Mortgage-Backed Securities (cost $74,364,156)		75,442,333

	SHORT-TERM INVESTMENTS	59.9%
	Money Market Fund	3.9%
3,041,240	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)		3,041,240
	U.S. Treasury Bills	56.0%
$5,500,000	0.087%, due 3/25/21 (c)		5,499,899
7,000,000	0.094%, due 4/22/21 (c)		6,999,773
7,000,000	0.091%, due 5/20/21 (c)		6,999,417
3,000,000	0.077%, due 6/10/21 (c)		2,999,705
6,000,000	0.092%, due 6/24/21 (c)		5,999,233
5,000,000	0.087%, due 7/15/21 (c)		4,999,245
3,500,000	0.082%, due 7/22/21 (c)		3,499,409
4,000,000	0.050%, due 8/12/21 (c)		3,999,134
2,500,000	0.049%, due 8/26/21 (c)		2,499,443
			43,495,258
	Total Short-Term Investments (cost $46,531,844)		46,536,498

	Total Investments (cost $120,896,000)	156.9%	121,978,831
	Liabilities less Other Assets	(56.9)%	(44,228,134)
	TOTAL NET ASSETS	100.0%	$77,750,697

(a)	Rate shown is the 7-day annualized yield as of February 28, 2021.
(b)	Security purchased within the terms of a private placement memorandum, exempt
	from registration under Rule 144A of the Securities Act of 1933, as amended, and
	may be sold only to dealers in the program or other "qualified institutional buyers."
	As of February 28, 2021, the value of these investments was $2,922,404 or 3.76% of total net assets.
(c)	Rate shown is the discount rate at February 28, 2021.
(d)	Security purchased on a when-issued basis. As of February 28, 2021 the total cost of investments
	purchased on a when-issued basis was $41,111,680 or 52.88% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported
	is the rate in effect as of February 28, 2021.

	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association
	LIBOR - London Interbank Offered Rate
	TBA - To Be Announced

PIA MBS Bond Fund
Summary of Fair Value Disclosure at February 28, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 28, 2021:

PIA MBS Bond Fund	Level 1	Level 2	Level 3	Total

Fixed Income
Commercial Mortgage-Backed Securities	$-	$2,922,404	$-	$2,922,404
Mortgage-Backed Securities - U.S. Government Agencies	-	72,519,929	-	72,519,929
Total Fixed Income	-	75,442,333	-	75,442,333
Money Market Fund	3,041,240	-	-	3,041,240
U.S. Treasury Bills	-	43,495,258	-	43,495,258
Total Investments	$3,041,240	$118,937,591	$-	$121,978,831

Refer to the Fund’s schedule of investments for a detailed break-out of securities.